UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:	March 31, 2001
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		The Swarthmore Group, Inc.
Address:	1646 West Chester Pike
		Suite 9
		West Chester, PA  19382
13F File Number: 28-5724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Kamian Schwartzman
Title:		Compliance Manager
Phone:		610-918-7200
Signature, Place, and Date of Signing:
	Kamian Schwartzman	West Chester, Pennsylvania	May 14, 2001

Report Type (Check only one.):
[ X ]	13F HOLDINGS REPORT.
[    ]	13F NOTICE.
[    ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		76
Form 13F Information Table Value Total:		558,079
List of Other Included Managers:
  No. 13F File Number		Name


                           Title of            Value                  Invstmt  Other          Voting Authority
      Name of Issuer        Class    Cusip   (x$1000)  Shares Put/CallDscretn Managers  Sole   Shared   None
   --------------------    ----------------------------------------------------------------


Medtronic Inc              COM     585055106      21296465650         Sole      n/a      x
General Electric Co        COM     369604103      19151457515         Sole      n/a      x
Sungard Data Systems       COM     867363103      18989385675         Sole      n/a      x
Cardinal Health Inc        COM     141494108      18857194900         Sole      n/a      x
American International GrouCOM     026874107      17680219628         Sole      n/a      x
Wal-Mart Stores Inc        COM     931142103      17606348625         Sole      n/a      x
Qwest Communications Intl  COM     749121109      17438497552         Sole      n/a      x
Noble Drilling Corp        COM     655042109      17437377750         Sole      n/a      x
Tyco International Ltd     COM     902124106      16923391419         Sole      n/a      x
Tenet Healthcare Corp      COM     88033G100      14660333175         Sole      n/a      x
Schering-Plough            COM     806605101      14422394795         Sole      n/a      x
Citigroup Inc              COM     172967101      14245316675         Sole      n/a      x
American Express           COM     025816109      14083341025         Sole      n/a      x
Omnicom Group              COM     681919106      13909167830         Sole      n/a      x
Family Dollar Stores       COM     307000109      13530526450         Sole      n/a      x
Cigna Corp                 COM     125509109      13433125125         Sole      n/a      x
Johnson & Johnson          COM     478160104      13222151157         Sole      n/a      x
Freddie Mac                COM     313400301      12956199855         Sole      n/a      x
Microsoft Corp             COM     594918104      12523229000         Sole      n/a      x
Kroger Co                  COM     501044101      12425481650         Sole      n/a      x
Viacom Inc - Class B       COM     925524308      12169276774         Sole      n/a      x
J.P. Morgan Chase & CompanyCOM     46625H100      11772262150         Sole      n/a      x
Kimberly-Clark Corp        COM     494368103      11468169075         Sole      n/a      x
Dominion Resources, Inc. - COM     25746U109      11468177875         Sole      n/a      x
Costco Wholesale Corp.     COM     22160K105      11373289750         Sole      n/a      x
Lehman Brothers Holdings InCOM     524908100      10860173200         Sole      n/a      x
Pharmacia Corporation      COM     71713U102      10683212075         Sole      n/a      x
Lincoln National Corp      COM     534187109       8522200675         Sole      n/a      x
EMC Corp/Mass              COM     268648102       8440287025         Sole      n/a      x
Tellabs Inc                COM     879664100       8355205350         Sole      n/a      x
New York Times Co - Class  COM     650111107       8263201700         Sole      n/a      x
Micron Technology Inc      COM     595112103       8176196860         Sole      n/a      x
Williams Cos Inc           COM     969457100       7658178725         Sole      n/a      x
CVS Corp                   COM     126650100       7431127050         Sole      n/a      x
Amerada Hess Corp          COM     023551104       717991900          Sole      n/a      x
Halliburton Co             COM     406216101       7125193880         Sole      n/a      x
Burlington Resources Inc   COM     122014103       6499145225         Sole      n/a      x
United Technologies Corp   COM     913017109       634886600          Sole      n/a      x
Fastenal Co.               COM     311900104       6235114400         Sole      n/a      x
Sanmina Corp               COM     800907107       6168315310         Sole      n/a      x
SunTrust Banks Inc.        COM     867914103       612494500          Sole      n/a      x
Xcel Energy Inc.           COM     98389B100       6050200922         Sole      n/a      x
MBNA Corp                  COM     55262L100       5773174400         Sole      n/a      x
Concord EFS Inc            COM     206197105       5554137350         Sole      n/a      x
Texas Instruments Inc      COM     882508104       5479176825         Sole      n/a      x
General Mills              COM     370334104       5264122400         Sole      n/a      x
Dover Corp                 COM     260003108       5183144625         Sole      n/a      x
TCF Financial Corp         COM     872275102       5068134120         Sole      n/a      x
KeySpan Corporation        COM     49337W100       201052700          Sole      n/a      x
AllState Corp              COM     020002101       185644250          Sole      n/a      x
America Online Inc         COM     00184A105       162240400          Sole      n/a      x
Public Service Enterprise GCOM     744573106       148034300          Sole      n/a      x
Bank of America Corp       COM     060505104       118321600          Sole      n/a      x
New Plan Excel Realty TrustCOM     648053106       118073750          Sole      n/a      x
AES Corporation            COM     00130H105       115923200          Sole      n/a      x
Raytheon Co - Class A      COM     755111309       114639250          Sole      n/a      x
Teleflex Inc               COM     879369106       100124450          Sole      n/a      x
Merck & Co                 COM     589331107        90211886          Sole      n/a      x
Genuine Parts Co           COM     372460105        89934700          Sole      n/a      x
Bristol-Myers Squibb Co    COM     110122108        89715100          Sole      n/a      x
Computer Sciences Corp     COM     205363104        85626450          Sole      n/a      x
McClatchy Company - Class ACOM     579489105        72718000          Sole      n/a      x
American Home Products     COM     026609107        62610650          Sole      n/a      x
Exxon Mobil Corporation    COM     302290101        5596900           Sole      n/a      x
Ultramar Diamond Shamrock  COM     904000106        51714300          Sole      n/a      x
HRPT Properties Trust      COM     40426W101        39748000          Sole      n/a      x
Delta Airlines Inc         COM     247361108        3589050           Sole      n/a      x
Supervalu Inc              COM     868536103        35326500          Sole      n/a      x
NSTAR                      COM     67019E107        3499100           Sole      n/a      x
Eastman Kodak              COM     277461109        3258150           Sole      n/a      x
Archstone Communities TrustCOM     039581103        25310300          Sole      n/a      x
Pfizer Inc                 COM     717081103        2496086           Sole      n/a      x
Verizon Communications     COM     92343V104        2104266           Sole      n/a      x
Procter & Gamble           COM     742718109        2003200           Sole      n/a      x
Nationwide Health Pptys IncCOM     638620104        16710000          Sole      n/a      x
Kmart Financing 7.75%  Cv PPFD     498778208       112627500          Sole      n/a      x